Capital Management - Summary Of Breakdown Of Capital Structure Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Treasury shares	$ (170,949)	$ 0
Additional paid-in capital	62,045	61,253
Other paid-in capital	12,432	2,464
Warrants	161,432	0
Foreign currency translation reserve	(86)	0
Retained earnings	(297,752)	(181,005)
Total equity (deficit)	(232,878)	(117,288)	$ (5,449)	$ 14,341
Current debt	246,189	125,085
Non-current debt	0	33,795
Total debt	246,189	158,880
Total capital management structure	$ 13,311	$ 41,592